CONSULTING & NON-COMPETE AGREEMENTS	12 Months Ended
Dec. 28, 2013
CONSULTING & NON COMPETE AGREEMENTS [Abstract]
CONSULTING & NON-COMPETE AGREEMENTS
N.	CONSULTING & NON-COMPETE AGREEMENTS

On June 20, 2011 we entered into a consulting and non-compete agreement with our former CEO which provides for monthly payments through December 2015 that began upon resignation from Universal Forest Products, Inc. All amounts were fully accrued and vested on the date of resignation. The present value of these payments totaled approximately $1.2 million and $1.8 million at December 28, 2013 and December 29, 2012, respectively, and is accrued in other liabilities.